Leases - Leased Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Assets:
Operating ROU asset	$ 288,196	$ 296,751
Finance lease right-of-use assets	32,739	35,441
Total lease assets	320,935	332,192
Liabilities:
Operating lease liability, current	44,263	43,902
Finance lease liability, current	10,944	8,680
Operating lease liability, non-current	266,227	272,350
Finance lease liability, non-current	30,854	36,240
Present value of lease liabilities	$ 352,288	$ 361,172
Operating Lease, Liability, Current, Statement of Financial Position [Extensible List]	us-gaap:OtherLiabilitiesCurrent	us-gaap:OtherLiabilitiesCurrent
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible List]	us-gaap:OtherLiabilitiesNoncurrent	us-gaap:OtherLiabilitiesNoncurrent
Finance Lease, Liability, Noncurrent, Statement of Financial Position [Extensible List]	us-gaap:OtherLiabilitiesNoncurrent	us-gaap:OtherLiabilitiesNoncurrent
Finance lease, right-of-use asset, accumulated amortization	$ 15,700	$ 6,800
Finance Lease, Right-of-Use Asset, Statement of Financial Position [Extensible List]	us-gaap:OtherAssets
Finance Lease, Liability, Current, Statement of Financial Position [Extensible List]	us-gaap:OtherLiabilitiesCurrent	us-gaap:OtherLiabilitiesCurrent